Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Equity-Income Fund
April 1, 2023
Prospectus
Effective March 1, 2024, each fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.53% ,A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% ,B

Total annual operating expenses	0.54%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.14% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 55
3 years	$ 173
5 years	$ 302
10 years	$ 677
Supplement to the
Fidelity® Equity-Income Fund
Class K
April 1, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.45% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.46%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.06% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 47
3 years	$ 148
5 years	$ 258
10 years	$ 579
Supplement to the
Fidelity® Mid Cap Value Fund
Class A, Class M, Class C, Class I, and Class Z
April 1, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.89% A,B	0.89% A,B	0.89% A,B	0.89% A,B	0.74% A,B

Distribution and/or Service (12b‑1) fees	0.25%	0.50%	1.00%	None	None

Other expenses	0.01% B	0.01% B	0.01% B	0.01% B	0.01% B

Total annual operating expenses	1.15%	1.40%	1.90%	0.90%	0.75%
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell Midcap® Value Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.23% for Class A, 0.23% for Class M, 0.23% for Class C, 0.21% for Class I, and 0.07% for Class Z was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

	Class A		Class M		Class C		Class I		Class Z
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 685	$ 685	$ 488	$ 488	$ 293	$ 193	$ 92	$ 92	$ 77	$ 77
3 years	$ 919	$ 919	$ 778	$ 778	$ 597	$ 597	$ 287	$ 287	$ 240	$ 240
5 years	$ 1,172	$ 1,172	$ 1,089	$ 1,089	$ 1,026	$ 1,026	$ 498	$ 498	$ 417	$ 417
10 years	$ 1,892	$ 1,892	$ 1,971	$ 1,971	$ 2,027	$ 2,027	$ 1,108	$ 1,108	$ 930	$ 930
Supplement to the
Fidelity® Mid Cap Value Fund
April 1, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.85% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.02% B

Total annual operating expenses	0.87%
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell Midcap® Value Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.18% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

1 year	$89

3 years	$278

5 years	$482

10 years	$1,073
Supplement to the
Fidelity® Stock Selector Large Cap Value Fund
Class A, Class M, Class C, Class I, and Class Z
April 1, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.89% A,B	0.88% A,B	0.89% A,B	0.83% A,B	0.73% A,B

Distribution and/or Service (12b‑1) fees	0.25%	0.50%	1.00%	None	None

Other expenses	0.04% B	0.04% B	0.04% B	0.04% B	0.04% B

Total annual operating expenses	1.18%	1.42%	1.93%	0.87%	0.77%
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 1000® Value Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.24% for Class A, 0.23% for Class M, 0.24% for Class C, 0.18% for Class I, and 0.08% for Class Z was previously charged under the services agreements. Please see “Fund Services—Fund Management—Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

	Class A		Class M		Class C		Class I		Class Z
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 688	$ 688	$ 489	$ 489	$ 296	$ 196	$ 89	$ 89	$ 79	$ 79
3 years	$ 928	$ 928	$ 784	$ 784	$ 606	$ 606	$ 278	$ 278	$ 246	$ 246
5 years	$ 1,187	$ 1,187	$ 1,099	$ 1,099	$ 1,042	$ 1,042	$ 482	$ 482	$ 428	$ 428
10 years	$ 1,924	$ 1,924	$ 1,992	$ 1,992	$ 2,059	$ 2,059	$ 1,073	$ 1,073	$ 954	$ 954
Supplement to the
Fidelity® Stock Selector Large Cap Value Fund
April 1, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.84% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.04% B

Total annual operating expenses	0.88%
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 1000® Value Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.19% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

1 year	$ 90
3 years	$ 281
5 years	$ 488
10 years	$ 1,084

Fidelity Equity-Income Fund | Fidelity Equity-Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Equity-Income Fund
April 1, 2023
Prospectus
Effective March 1, 2024, each fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.53% ,A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% ,B

Total annual operating expenses	0.54%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.14% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 55
3 years	$ 173
5 years	$ 302
10 years	$ 677

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Fidelity Equity-Income Fund | Fidelity Equity-Income Fund | Fidelity Equity-Income Fund
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.53%	[1],[2]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.54%
1 year	rr_ExpenseExampleYear01	$ 55
3 years	rr_ExpenseExampleYear03	173
5 years	rr_ExpenseExampleYear05	302
10 years	rr_ExpenseExampleYear10	$ 677
K | Fidelity Equity-Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Equity-Income Fund
Class K
April 1, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.45% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.46%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.06% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 47
3 years	$ 148
5 years	$ 258
10 years	$ 579

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
K | Fidelity Equity-Income Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.45%	[1],[3]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.46%
1 year	rr_ExpenseExampleYear01	$ 47
3 years	rr_ExpenseExampleYear03	148
5 years	rr_ExpenseExampleYear05	258
10 years	rr_ExpenseExampleYear10	$ 579
A M C I Z | Fidelity Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Mid Cap Value Fund
Class A, Class M, Class C, Class I, and Class Z
April 1, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.89% A,B	0.89% A,B	0.89% A,B	0.89% A,B	0.74% A,B

Distribution and/or Service (12b‑1) fees	0.25%	0.50%	1.00%	None	None

Other expenses	0.01% B	0.01% B	0.01% B	0.01% B	0.01% B

Total annual operating expenses	1.15%	1.40%	1.90%	0.90%	0.75%
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell Midcap® Value Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.23% for Class A, 0.23% for Class M, 0.23% for Class C, 0.21% for Class I, and 0.07% for Class Z was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

	Class A		Class M		Class C		Class I		Class Z
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 685	$ 685	$ 488	$ 488	$ 293	$ 193	$ 92	$ 92	$ 77	$ 77
3 years	$ 919	$ 919	$ 778	$ 778	$ 597	$ 597	$ 287	$ 287	$ 240	$ 240
5 years	$ 1,172	$ 1,172	$ 1,089	$ 1,089	$ 1,026	$ 1,026	$ 498	$ 498	$ 417	$ 417
10 years	$ 1,892	$ 1,892	$ 1,971	$ 1,971	$ 2,027	$ 2,027	$ 1,108	$ 1,108	$ 930	$ 930

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
A M C I Z | Fidelity Mid Cap Value Fund | Fidelity Advisor Mid Cap Value Fund: Class A
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.89%	[1],[4]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.15%
1 year	rr_ExpenseExampleYear01	$ 685
3 years	rr_ExpenseExampleYear03	919
5 years	rr_ExpenseExampleYear05	1,172
10 years	rr_ExpenseExampleYear10	1,892
1 year	rr_ExpenseExampleNoRedemptionYear01	685
3 years	rr_ExpenseExampleNoRedemptionYear03	919
5 years	rr_ExpenseExampleNoRedemptionYear05	1,172
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,892
A M C I Z | Fidelity Mid Cap Value Fund | Fidelity Advisor Mid Cap Value Fund: Class M
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.89%	[1],[4]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.40%
1 year	rr_ExpenseExampleYear01	$ 488
3 years	rr_ExpenseExampleYear03	778
5 years	rr_ExpenseExampleYear05	1,089
10 years	rr_ExpenseExampleYear10	1,971
1 year	rr_ExpenseExampleNoRedemptionYear01	488
3 years	rr_ExpenseExampleNoRedemptionYear03	778
5 years	rr_ExpenseExampleNoRedemptionYear05	1,089
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,971
A M C I Z | Fidelity Mid Cap Value Fund | Fidelity Advisor Mid Cap Value Fund: Class C
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.89%	[1],[4]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.90%
1 year	rr_ExpenseExampleYear01	$ 293
3 years	rr_ExpenseExampleYear03	597
5 years	rr_ExpenseExampleYear05	1,026
10 years	rr_ExpenseExampleYear10	2,027
1 year	rr_ExpenseExampleNoRedemptionYear01	193
3 years	rr_ExpenseExampleNoRedemptionYear03	597
5 years	rr_ExpenseExampleNoRedemptionYear05	1,026
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,027
A M C I Z | Fidelity Mid Cap Value Fund | Fidelity Advisor Mid Cap Value Fund: Class I
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.89%	[1],[4]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.90%
1 year	rr_ExpenseExampleYear01	$ 92
3 years	rr_ExpenseExampleYear03	287
5 years	rr_ExpenseExampleYear05	498
10 years	rr_ExpenseExampleYear10	1,108
1 year	rr_ExpenseExampleNoRedemptionYear01	92
3 years	rr_ExpenseExampleNoRedemptionYear03	287
5 years	rr_ExpenseExampleNoRedemptionYear05	498
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,108
A M C I Z | Fidelity Mid Cap Value Fund | Fidelity Advisor Mid Cap Value Fund: Class Z
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.74%	[1],[4]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.75%
1 year	rr_ExpenseExampleYear01	$ 77
3 years	rr_ExpenseExampleYear03	240
5 years	rr_ExpenseExampleYear05	417
10 years	rr_ExpenseExampleYear10	930
1 year	rr_ExpenseExampleNoRedemptionYear01	77
3 years	rr_ExpenseExampleNoRedemptionYear03	240
5 years	rr_ExpenseExampleNoRedemptionYear05	417
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 930
A M C I Z | Fidelity Stock Selector Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Stock Selector Large Cap Value Fund
Class A, Class M, Class C, Class I, and Class Z
April 1, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.89% A,B	0.88% A,B	0.89% A,B	0.83% A,B	0.73% A,B

Distribution and/or Service (12b‑1) fees	0.25%	0.50%	1.00%	None	None

Other expenses	0.04% B	0.04% B	0.04% B	0.04% B	0.04% B

Total annual operating expenses	1.18%	1.42%	1.93%	0.87%	0.77%
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 1000® Value Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.24% for Class A, 0.23% for Class M, 0.24% for Class C, 0.18% for Class I, and 0.08% for Class Z was previously charged under the services agreements. Please see “Fund Services—Fund Management—Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

	Class A		Class M		Class C		Class I		Class Z
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 688	$ 688	$ 489	$ 489	$ 296	$ 196	$ 89	$ 89	$ 79	$ 79
3 years	$ 928	$ 928	$ 784	$ 784	$ 606	$ 606	$ 278	$ 278	$ 246	$ 246
5 years	$ 1,187	$ 1,187	$ 1,099	$ 1,099	$ 1,042	$ 1,042	$ 482	$ 482	$ 428	$ 428
10 years	$ 1,924	$ 1,924	$ 1,992	$ 1,992	$ 2,059	$ 2,059	$ 1,073	$ 1,073	$ 954	$ 954

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
A M C I Z | Fidelity Stock Selector Large Cap Value Fund | Fidelity Advisor Stock Selector Large Cap Value Fund: Class A
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.89%	[1],[5]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.18%
1 year	rr_ExpenseExampleYear01	$ 688
3 years	rr_ExpenseExampleYear03	928
5 years	rr_ExpenseExampleYear05	1,187
10 years	rr_ExpenseExampleYear10	1,924
1 year	rr_ExpenseExampleNoRedemptionYear01	688
3 years	rr_ExpenseExampleNoRedemptionYear03	928
5 years	rr_ExpenseExampleNoRedemptionYear05	1,187
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,924
A M C I Z | Fidelity Stock Selector Large Cap Value Fund | Fidelity Advisor Stock Selector Large Cap Value Fund: Class M
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.88%	[1],[5]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.42%
1 year	rr_ExpenseExampleYear01	$ 489
3 years	rr_ExpenseExampleYear03	784
5 years	rr_ExpenseExampleYear05	1,099
10 years	rr_ExpenseExampleYear10	1,992
1 year	rr_ExpenseExampleNoRedemptionYear01	489
3 years	rr_ExpenseExampleNoRedemptionYear03	784
5 years	rr_ExpenseExampleNoRedemptionYear05	1,099
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,992
A M C I Z | Fidelity Stock Selector Large Cap Value Fund | Fidelity Advisor Stock Selector Large Cap Value Fund: Class C
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.89%	[1],[5]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.93%
1 year	rr_ExpenseExampleYear01	$ 296
3 years	rr_ExpenseExampleYear03	606
5 years	rr_ExpenseExampleYear05	1,042
10 years	rr_ExpenseExampleYear10	2,059
1 year	rr_ExpenseExampleNoRedemptionYear01	196
3 years	rr_ExpenseExampleNoRedemptionYear03	606
5 years	rr_ExpenseExampleNoRedemptionYear05	1,042
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,059
A M C I Z | Fidelity Stock Selector Large Cap Value Fund | Fidelity Advisor Stock Selector Large Cap Value Fund: Class I
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.83%	[1],[5]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.87%
1 year	rr_ExpenseExampleYear01	$ 89
3 years	rr_ExpenseExampleYear03	278
5 years	rr_ExpenseExampleYear05	482
10 years	rr_ExpenseExampleYear10	1,073
1 year	rr_ExpenseExampleNoRedemptionYear01	89
3 years	rr_ExpenseExampleNoRedemptionYear03	278
5 years	rr_ExpenseExampleNoRedemptionYear05	482
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,073
A M C I Z | Fidelity Stock Selector Large Cap Value Fund | Fidelity Advisor Stock Selector Large Cap Value Fund: Class Z
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.73%	[1],[5]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.77%
1 year	rr_ExpenseExampleYear01	$ 79
3 years	rr_ExpenseExampleYear03	246
5 years	rr_ExpenseExampleYear05	428
10 years	rr_ExpenseExampleYear10	954
1 year	rr_ExpenseExampleNoRedemptionYear01	79
3 years	rr_ExpenseExampleNoRedemptionYear03	246
5 years	rr_ExpenseExampleNoRedemptionYear05	428
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 954
Fidelity Mid Cap Value Fund | Fidelity Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Mid Cap Value Fund
April 1, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.85% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.02% B

Total annual operating expenses	0.87%
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell Midcap® Value Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.18% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

1 year	$89

3 years	$278

5 years	$482

10 years	$1,073

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Fidelity Mid Cap Value Fund | Fidelity Mid Cap Value Fund | Fidelity Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.85%	[1],[6]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.87%
1 year	rr_ExpenseExampleYear01	$ 89
3 years	rr_ExpenseExampleYear03	278
5 years	rr_ExpenseExampleYear05	482
10 years	rr_ExpenseExampleYear10	$ 1,073
Fidelity Stock Selector Large Cap Value Fund | Fidelity Stock Selector Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Stock Selector Large Cap Value Fund
April 1, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.84% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.04% B

Total annual operating expenses	0.88%
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 1000® Value Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.19% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

1 year	$ 90
3 years	$ 281
5 years	$ 488
10 years	$ 1,084

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Fidelity Stock Selector Large Cap Value Fund | Fidelity Stock Selector Large Cap Value Fund | Fidelity Stock Selector Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.84%	[1],[7]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.88%
1 year	rr_ExpenseExampleYear01	$ 90
3 years	rr_ExpenseExampleYear03	281
5 years	rr_ExpenseExampleYear05	488
10 years	rr_ExpenseExampleYear10	$ 1,084

[1]	Adjusted to reflect current fees.
[2]	The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.14% was previously charged under the services agreements.
[3]	The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.06% was previously charged under the services agreements.
[4]	The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell Midcap® Value Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.23% for Class A, 0.23% for Class M, 0.23% for Class C, 0.21% for Class I, and 0.07% for Class Z was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
[5]	The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 1000® Value Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.24% for Class A, 0.23% for Class M, 0.24% for Class C, 0.18% for Class I, and 0.08% for Class Z was previously charged under the services agreements. Please see “Fund Services—Fund Management—Advisory Fee(s)” for additional information.
[6]	The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell Midcap® Value Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.18% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
[7]	The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 1000® Value Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.19% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.